Share-based payments (Narrative) (Details)						12 Months Ended			12 Months Ended				1 Months Ended	12 Months Ended			0 Months Ended					12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jul. 04, 2013 Share Incentive Plan 2012 [Member]	Jul. 31, 2012 Share Incentive Plan 2012 [Member]	Dec. 31, 2014 Share Incentive Plan 2014 [Member]	Dec. 31, 2014 DT01 Holdings International Limited [Member] USD ($)	Dec. 31, 2014 DT01 Holdings International Limited [Member] CNY	Apr. 11, 2014 DT01 Holdings International Limited [Member]	Dec. 31, 2014 Employee Stock Option [Member] CNY	Dec. 31, 2013 Employee Stock Option [Member] CNY	Dec. 31, 2012 Employee Stock Option [Member] CNY	Dec. 31, 2014 Employee Stock Option [Member] Share Incentive Plan 2012 [Member]	Jun. 30, 2011 Employee Stock Option [Member] June 2011 Grant [Member] CNY	Dec. 31, 2012 Employee Stock Option [Member] June 2011 Grant [Member] CNY	Dec. 31, 2012 Employee Stock Option [Member] Award Date One [Member] USD ($)	Dec. 31, 2012 Employee Stock Option [Member] Award Date Two [Member] USD ($)	Dec. 09, 2014 Restricted Stock [Member]	Dec. 05, 2014 Restricted Stock [Member]	Oct. 01, 2014 Restricted Stock [Member]	Aug. 20, 2014 Restricted Stock [Member]	Jun. 17, 2014 Restricted Stock [Member]	Dec. 31, 2014 Restricted Stock [Member] USD ($)	Dec. 31, 2014 Restricted Stock [Member] CNY	Dec. 31, 2014 Restricted Stock [Member] Share Incentive Plan 2012 [Member]	Dec. 31, 2014 Share-based Compensation Award, Tranche One [Member] Employee Stock Option [Member] Share Incentive Plan 2012 [Member]	Dec. 31, 2012 Share-based Compensation Award, Tranche One [Member] Employee Stock Option [Member] Award Date One [Member]	Dec. 31, 2012 Share-based Compensation Award, Tranche One [Member] Employee Stock Option [Member] Award Date Two [Member]	Dec. 31, 2014 Share-based Compensation Award, Tranche One [Member] Restricted Stock [Member] Share Incentive Plan 2012 [Member]	Dec. 31, 2012 Share-based Compensation Award, Tranche Two [Member] Employee Stock Option [Member] Award Date One [Member]	Dec. 31, 2012 Share-based Compensation Award, Tranche Two [Member] Employee Stock Option [Member] Award Date Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted											3,420,000		2,030,000		2,390,000	830,000
Options granted, exercise price													1		$ 0.039	$ 0.048
Percentage of shares outstanding													6.77%
Shares assumed													30,000,000
Accelerated compensation cost														815,000
Expiration period												10 years
Shares authorized			10,247,250	7,500,000	15,169,920
Description of terms
In the event of the grant of share options, the exercise price of the option is not less than the greater of (1) the par value of the ordinary shares, (2) 100% of the fair market value of the ordinary shares on the date of grant, or (3)110% of the fair market value of the ordinary shares on the date of grant in the case of any person who owns shares possessing more than 10% of the total combined voting power of all classes of shares of the Company.

In the event of the grant of restricted shares, the purchase price is not less than the greater of (1) the par value of the ordinary shares, (2) 85% of the fair market value of the ordinary shares on the date of grant or at the time the purchase is consummated; or (3) 100% of the fair market value of the ordinary shares on the date of grant, or at the time the purchase is consummated, in the case of any person who owns shares possessing more than 10% of the total combined voting power of all classes of shares of the Company.

Vesting rate																									20.00%	25.00%	25.00%	20.00%	75.00%	75.00%
Vesting period													4 years		4 years	4 years	4 years	4 years	4 years	3 years					5 years	12 months	12 months	5 years	3 years	3 years
Share-based compensation expense						23,500,000	145,700,000		329,000	329,000	1,415,000											6,509,000	39,682,000
Ordinary shares, shares outstanding	173,912,753	41,032,120						7,308,860
Restricted shares granted																	6,000	100,000	660,000	60,000	12,200,080
Unrecognized compensation expense																						$ 37,825,000	231,454,000
Unrecognized compensation expense, weighted average recognition period																						3 years 6 months	3 years 6 months
Percentage of outstanding share capital available for issuance					12.00%
Shares subtracted from total available under plan					2,770,000
Shares with performance conditions																						1,928,000	1,928,000
Shares without performance conditions																						10,272,080	10,272,080